Vessels	12 Months Ended
Dec. 31, 2016
Vessels [Abstract]
Vessels

6.       Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2014	$1,807,654	$(434,521)	$1,373,133

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	50,171	-	50,171
- Acquisitions, improvements and other vessel costs	90,167	-	90,167
- Depreciation for the year	-	(72,668)	(72,668)
Balance, December 31, 2015	$1,947,992	$(507,189)	$1,440,803

- Acquisitions, improvements and other vessel costs	39,427	-	39,427
- Depreciation for the year	-	(76,318)	(76,318)
Balance, December 31, 2016	$1,987,419	$(583,507)	$1,403,912

In December 2014, Lelu Shipping Company Inc., acquired from an unrelated third party the Santa Barbara, for a purchase price of $50,000. The vessel was delivered in January 2015.

On April 20, 2015, Ujae Shipping Company Inc., acquired from an unrelated third party the New Orleans, for a purchase price of $43,000. The vessel was delivered on November 10, 2015.

On April 27, 2015, Rairok Shipping Company Inc. acquired from an unrelated third party the Medusa, for a purchase price of $18,050. The vessel was delivered in June 2015.

On November 2, 2015, Toku Shipping Company Inc. acquired from an unrelated third party the Seattle, for a purchase price of $28,500. The vessel was delivered in November 2015.

On February 4, 2016, the Company entered into three Memoranda of Agreement to acquire from a related party three Panamax vessels for an aggregate purchase price of $39,265. Two of the vessels were delivered in March 2016 and the third was delivered in May 2016 (Note 4(e)).